Average Annual Total Returns - Payden Low Duration Fund	Feb. 28, 2021
ICEBofAYearUSTreasuryIndexThereturnsfortheindexarebeforeanydeductionfortaxesfeesorexpenses [Member]
Average Annual Return:
1 Year	3.10%
5 Years	1.90%
10 Years	1.30%
Investor Class
Average Annual Return:
1 Year	3.45%
5 Years	2.37%
10 Years	1.88%
Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	2.43%
5 Years	1.56%
10 Years	1.16%
Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.07%
5 Years	1.48%
10 Years	1.15%